Debt and Commitments	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]	DEBT AND COMMITMENTS

We have a commercial paper program with qualified institutional investors. We also obtain other short-term funding from the issuance of demand notes to retail investors through our demand notes program. We have certain securitization programs that issue short-term asset-backed debt securities that are sold to institutional investors. Bank borrowings by several of our international affiliates in the ordinary course of business are an additional source of short-term funding. We obtain long-term debt funding through the issuance of a variety of unsecured and asset-backed debt securities in the U.S. and international capital markets.

Asset-backed debt issued in securitizations is the obligation of the consolidated securitization entity that issued the debt and is payable only out of collections on the underlying securitized assets and related enhancements. This asset-backed debt is not the obligation of Ford Credit or our other subsidiaries.

Debt is reported on our balance sheet at par value adjusted for unamortized discount or premium, unamortized issuance costs, and adjustments related to designated fair value hedging (see Note 9 for additional information). Debt due within one year at issuance is classified as short-term. Debt due after one year at issuance is classified as long-term. Discounts, premiums, and costs directly related to the issuance of debt are capitalized and amortized over the life of the debt or to the put date and are recorded in Interest expense using the effective interest method. Gains and losses on the extinguishment of debt are recorded in Other income, net.

Debt outstanding and interest rates at December 31 were as follows (in millions):

			Interest Rates
	Debt		Average Contractual		Average Effective
	2018	2019	2018	2019	2018	2019
Short-term debt
Unsecured debt
Floating rate demand notes	$5,880	$6,545
Commercial paper	3,749	3,560
Other short-term debt	4,213	2,731
Asset-backed debt	943	881
Total short-term debt	14,785	13,717	3.5%	2.8%	3.5%	2.8%
Long-term debt
Unsecured debt
Notes payable within one year	14,373	15,062
Notes payable after one year	52,409	55,148
Asset-backed debt
Notes payable within one year	22,130	23,609
Notes payable after one year	36,844	32,162
Unamortized (discount) / premium	2	7
Unamortized issuance costs	(211)	(214)
Fair value adjustments (a)	(186)	538
Total long-term debt	125,361	126,312	2.8%	3.0%	2.8%	3.0%
Total debt	$140,146	$140,029	2.8%	2.9%	2.9%	3.0%

Fair value of debt	$138,888	$141,678
Interest rate characteristics of debt payable after one year
Fixed interest rate	61,749	67,090
Variable interest rate (generally based on LIBOR or other short-term rates)	27,504	20,220
Total payable after one year	$89,253	$87,310

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(a)	These adjustments relate to designated fair value hedges. The carrying value of hedged debt was $38.0 billion and $39.4 billion at December 31, 2018 and 2019, respectively.

NOTE 11. DEBT AND COMMITMENTS (Continued)

With the exception of commercial paper, which is issued at a discount, the average contractual rates reflect the stated contractual interest rate. Average effective rates reflect the average contractual interest rate plus amortization of discounts, premiums, and issuance fees. Fair value adjustments relate to designated fair value hedges of unsecured debt.

We measure debt at fair value for purposes of disclosure using quoted prices for our own debt with approximately the same remaining maturities. Where quoted prices are not available, we estimate fair value using discounted cash flows and market-based expectations for interest rates, credit risk, and the contractual terms of the debt instruments. For certain short-term debt with an original maturity date of one year or less, we assume that book value is a reasonable approximation of the debt’s fair value. The fair value of debt is categorized within Level 2 of the hierarchy. The fair value of debt includes $13.8 billion and $12.8 billion of short-term debt at December 31, 2018 and 2019, respectively, carried at cost, which approximates fair value. We paid interest of $2.9 billion, $3.5 billion, and $4.1 billion in 2017, 2018, and 2019, respectively, on debt.

Other short-term debt with affiliated companies was $80 million and $0 million at December 31, 2018 and 2019, respectively. Interest expense with affiliated companies is reported in Interest expense and was immaterial during the respective periods.

Maturities

Debt maturities at December 31, 2019 were as follows (in millions):

	2020 (a)	2021	2022	2023	2024	Thereafter (b)	Total
Unsecured debt	$27,898	$16,893	$12,827	$7,054	$8,101	$10,273	$83,046
Asset-backed debt	24,490	14,371	8,925	3,476	2,505	2,885	56,652
Total	52,388	31,264	21,752	10,530	10,606	13,158	139,698
Unamortized discount							7
Unamortized issuance costs							(214)
Fair value adjustments							538
Total debt							$140,029
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(a)	Includes $13,717 million for short-term and $38,671 million for long-term debt.

(b)	Matures between 2025 and 2029.

Committed Asset-Backed Facilities

We and our subsidiaries have entered into agreements with a number of bank-sponsored asset-backed commercial paper conduits and other financial institutions. Such counterparties are contractually committed, at our option, to purchase from us eligible retail receivables or to purchase or make advances under asset-backed securities backed by retail or wholesale finance receivables or operating leases for proceeds of up to $36.6 billion ($18.8 billion of retail financing, $5.6 billion of wholesale financing, and $12.2 billion of operating leases) at December 31, 2019. In the United States, we are able to obtain funding within two days for our unutilized capacity in some of our committed asset-backed facilities. These committed liquidity facilities have varying maturity dates, with $14.4 billion having maturities within the next twelve months and the remaining balance having maturities through 2022. We plan capacity renewals to protect our global funding needs, optimize capacity utilization, and maintain sufficient liquidity.
NOTE 11. DEBT AND COMMITMENTS (Continued)

Our ability to obtain funding under these facilities is subject to having a sufficient amount of eligible assets as well as our ability to obtain interest rate hedging arrangements for certain facilities. At December 31, 2019, $17.3 billion of these commitments were in use. These programs are free of material adverse change clauses, restrictive financial covenants (for example, debt-to-equity limitations and minimum net worth requirements), and generally, credit rating triggers that could limit our ability to obtain funding. However, the unused portion of these commitments may be terminated if the performance of the underlying assets deteriorates beyond specified levels. Based on our experience and knowledge as servicer of the related assets, we do not expect any of these programs to be terminated due to such events.

FCE Bank plc (“FCE”) has pre-positioned retail receivables with the Bank of England which supports access to the Discount Window Facility. Pre-positioned assets are neither pledged to nor held as collateral by the Bank of England unless the Discount Window Facility is accessed.

Unsecured Credit Facilities

At December 31, 2019, we and our majority-owned subsidiaries had $6.0 billion of contractually committed unsecured credit facilities with financial institutions, including the FCE Credit Agreement, the Ford Bank Credit Agreement, and the allocation under Ford’s corporate credit facility. At December 31, 2019, $5.2 billion was available for use.

FCE’s £745 million (equivalent to $983 million at December 31, 2019) syndicated credit facility (the “FCE Credit Agreement”) and Ford Bank GmbH’s €240 million (equivalent to $270 million at December 31, 2019) syndicated credit facility (the “Ford Bank Credit Agreement”) both mature in 2022. At December 31, 2019, £625 million under the FCE Credit Agreement and all €240 million under the Ford Bank Credit Agreement were available for use.

Both the FCE Credit Agreement and Ford Bank Credit Agreement contain certain covenants, including an obligation for FCE and Ford Bank to maintain their ratio of regulatory capital to risk-weighted assets at no less than the applicable regulatory minimum. The FCE Credit Agreement requires the support agreement between FCE and Ford Credit to remain in effect (and enforced by FCE to ensure that its net worth is maintained at no less than $500 million). The Ford Bank Credit Agreement requires a guarantee of Ford Bank’s obligations under the agreement, provided by Ford Credit, to remain in effect.

Lenders under the Ford corporate credit facility have commitments totaling $13.4 billion, 25% of the commitments maturing on April 30, 2022 and with 75% of the commitments maturing on April 30, 2024. Ford has allocated $3.0 billion of commitments, including commitments under a Chinese renminbi sub-facility, to us on an irrevocable and exclusive basis to support our liquidity. At December 31, 2019, all $3.0 billion was available for use.